Share - based compensation	12 Months Ended
Oct. 31, 2023
Share - based compensation
Share - based compensation
20.	Share – based compensation
A.	Stock Option Plan:

On April 19, 2022, the directors of the Company approved the 2022 equity incentive plan of the Company (the “Omnibus Plan”), which was effective upon the Company receiving disinterested shareholder approval at the annual general meeting and special meetings of shareholders of the Company on June 2, 2022.

The maximum number of common shares available and reserved for issuance, at any time, under the Omnibus Plan, together with any other security-based compensation arrangements adopted by the Company, including the Predecessor Plans, has been fixed at 20% of the issued and outstanding common shares June 2, 2022. The maximum share options that can be issued is 12,617,734 Common Shares.

The Company’s previous stock option plan limited the number of common shares reserved under the plan from exceeding a “rolling maximum” of ten (10%) percent of the Company’s issued and outstanding common shares from time to time.

The stock options vest at the discretion of the Board of Directors, upon grant to directors, officers, employees and consultants of the Company and its subsidiaries. It is the Company’s intention for the stock options it grants to generally vest one-fourth on each of the first, second, third and fourth, six-month anniversaries of the grant date. All options that are outstanding will expire upon maturity, or earlier if the optionee ceases to be a director, officer, employee or consultant. The maximum exercise period of an option shall not exceed 10 years from the grant date.

Changes in the number of stock options, with their weighted average exercise prices, are summarized below:

As at October 31	2023		2022
	Number of	Weighted Average	Number of	Weighted Average
	options	Exercise Price ($)	options	Exercise Price ($)
Opening balance, November 1, 2022	2,250,082	6.16	1,906,129	6.51
Granted	2,666,457	2.61	554,122	4.99
Forfeited or expired	(325,559)	8.30	(154,669)	5.25
Exercised	—	—	(55,500)	5.93
Balance, October 31, 2023	4,590,980	3.94	2,250,082	6.16
Exercisable, end of year	1,909,963	5.68	1,349,450	6.19

For the year ended October 31, 2023, the Company recorded share-based compensation related to options of $848 (2022 - $2,882).

Range of Exercise Price	Outstanding Options			Exercisable Options
	Number of Options Outstanding	Weighted Average Remaining Life (years)	Weighted Average Exercise Price	Number of Options Outstanding	Weighted Average Exercise Price

$0.00 - $16.67	4,590,980	1.82	$ 3.99	1,909,963	$ 5.68

Options that were granted during the period were valued using the Black-Scholes option pricing model with the following assumptions:

	2023	2022
Share Price	2.40	8.02
Exercise Price	2.61	8.05
Volatility	69%	85%
Expected option life (years)	2.16	2.00
Weighted average fair value	1.85	5.90
Risk-free interest rate	4.73%	2.60%

B.	Restricted Share Units (“RSUs”) plan

During the year ended October 31, 2023, the Company recorded share-based compensation related to RSUs of $649 (2022 –$532). The number of RSUs outstanding at October 31, 2023 amounts to 486,335 (2022: 132,143).

During the year ended October 31, 2023, the weighted-average fair value of RSUs granted was $1.45 per unit (2022 –$5.90 per unit). The fair value of RSUs is determined based on the preceding 5-day volume weighted average trading price of the Company common shares on the TSX from their grant date. The RSUs are equity-settled and each RSU settled by one Company common share for no consideration.

The following provides information with respect to RSU transactions:

As at October 31	2023	2022
Opening balance, November 1, 2022	132,143	84,167
Granted	486,335	65,476
Forfeited or expired	—	—
Exercised	(132,143)	(17,500)
Balance, October 31, 2023	486,335	132,143

C.	Escrow Shares

For the year ended October 31, 2023, the Company recorded share-based compensation related to the Escrow Shares of $3,537 (2022 - $4,666). These shares were granted as part of a compensation plan and are released based on the employment agreement.

The following provides information with respect to escrow shares transactions:

As at October 31	2023	2022
Opening balance, November 1, 2022	3,161	2,770
Granted	—	2,723
Forfeited or expired	—	(57)
Released from escrow	(2,619)	(2,275)
Balance, October 31, 2023	542	3,161